Provisions - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	[1]
Disclosure of Provisions [Line Items]
Current provisions	€ 1,031	€ 2,061	€ 112
Non-current provision closing cost	(378)
Support costs related to reduction in force plan implemented	523
Research tax credit dispute reversal	(1,892)
Return-to-Work Bonuses
Disclosure of Provisions [Line Items]
Support costs related to reduction in force plan implemented	178
Trainings
Disclosure of Provisions [Line Items]
Support costs related to reduction in force plan implemented	264
Business Start-up Assistance
Disclosure of Provisions [Line Items]
Support costs related to reduction in force plan implemented	30
Various Other Benefits
Disclosure of Provisions [Line Items]
Support costs related to reduction in force plan implemented	€ 51

[1]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2018 has not been restated. The impact of this application is presented in note 4.7 Application of the new IFRS 16 standard.